Description of Organization and Business Operations and Liquidity (Details) - USD ($)												1 Months Ended		3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 28, 2024	Sep. 29, 2023	Apr. 10, 2023	Mar. 24, 2023	Aug. 16, 2022	Jan. 14, 2022	Jan. 14, 2022	Dec. 31, 2021	Dec. 30, 2021	Dec. 27, 2021	Oct. 13, 2021	Dec. 23, 2022	Sep. 27, 2022	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 01, 2024	Aug. 29, 2023	Aug. 01, 2023	Jun. 29, 2023	May 26, 2023	Apr. 27, 2023	Mar. 28, 2023	Jan. 31, 2022
Description of Organization and Business Operations and Liquidity [Line Items]
incorporated date																		May 27, 2021
Shares issued (in Shares)																		1,125,000
Gross proceeds																					$ 77,276,860
Gross proceeds of private placement																					45,540
Underwriters option period																		45 days
Exercised shares (in Shares)		1,456,871		4,097,964
Gross proceeds from option exercised																					2,276,860
Deferred underwriting fees payable														$ 2,704,690				$ 2,704,690		$ 2,704,690	$ 2,704,690
Investment maturity days																		185 days
Share price (in Dollars per share)														$ 10				$ 10		$ 10
Net tangible assets														$ 5,000,001				$ 5,000,001
Percentage of public share sold in IPO														20.00%				20.00%
Percentage of obligation to redeem public shares														100.00%				100.00%
Dissolution expenses																		$ 100,000		$ 100,000
Deposit into trust account												$ 772,769	$ 772,769
Deposit trust account				$ 125,000
Cash redemption price (in Dollars per share)		$ 10.79		$ 10.4										$ 11.08				$ 11.08		$ 10.98	$ 10.29
Aggregate redemption amount		$ 15,700,000		$ 42,600,000
Pre-money enterprise valuation amount																						$ 6,200,000,000
U.S. federal tax rate					1.00%									21.00%	21.00%			21.00%	21.00%	21.00%	21.00%
Percentage of excise tax				1.00%	1.00%													1.00%		1.00%
Percentage of interest and penalties																10.00%
Percentage of underpayment penalty																5.00%
Total liability percentage																25.00%
Percentage of shares redeemed																		1.00%
Excise tax liability														$ 705,718				$ 705,718		$ 583,520
Cash														1,185				1,185		$ 6,760	$ 309,881
Working capital deficit														7,528,753				7,528,753
Shares issued units (in Shares)																				1,125,000
Underwriting fees														1,545,537				1,545,537		$ 1,545,537
Percentage of outstanding																				50.00%
Net tangible assets																				$ 5,000,001
Common stock percentage																				20.00%
Company’s obligation to redeem percentage																				100.00%
Deposits into trust account												$ 772,769	$ 772,769
Shares exercising price			$ 42,600,000
Stockholders redeemed Common shares (in Shares)		1,456,871		4,097,964
Redeemed common shares, value		$ 15,715,387		$ 42,636,600
Restricted cash															$ 213,182		$ 213,182		$ 213,182	$ 161,449	$ 213,182
Working capital deficit																				$ 6,641,187
Rights [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Number of issued per unit (in Shares)									1
Domestic Corporation [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
U.S. federal tax rate					1.00%
Common Stock [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Exercised shares (in Shares)				4,097,964		224,328	224,328
Cash redemption price (in Dollars per share)				$ 10.4
Redeemed shares (in Shares)																		1,090,062		5,554,835
Redeemed shares, value																		$ 12,219,791		$ 58,351,987
Trust Account [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Deposit into trust account				$ 80,400,000
Trust Account [Member] | Common Stock [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Deposit into trust account				$ 37,800,000
Business Combination [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Number of issued per unit (in Shares)									1
Deferred underwriting fees payable														$ 2,704,690				$ 2,704,690
Deferred underwriting fee payable																				$ 2,704,690
Percentage of aggregate fair market value																		80.00%		80.00%
Percentage of outstanding voting securities														50.00%				50.00%
Deposit into trust account																							$ 125,000	$ 125,000	$ 125,000	$ 125,000	$ 125,000	$ 125,000
Trust account per shares (in Dollars per share)																				$ 10
Business Combination [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Deposit into trust account																							$ 125,000	$ 125,000	$ 125,000	$ 125,000	$ 125,000	$ 125,000
March Extensions [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Exercised shares (in Shares)				4,097,964
Exercised shares			$ 42,600,000
Share price (in Dollars per share)				$ 10
Deposit trust account																	$ 125,000
Aggregate redemption amount				$ 42,600,000
September Extensions [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Exercised shares (in Shares)		1,456,871
Cash redemption price (in Dollars per share)		$ 10.79
Aggregate redemption amount		$ 15,700,000
June Extension [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Exercised shares (in Shares)	1,090,062
Deposit into trust account	$ 12,060,000.00
Cash redemption price (in Dollars per share)	$ 11.21
Aggregate redemption amount	$ 12,220,000
Anchor Equity Investor [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Equity investment																						500,000,000
IPO [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Shares issued (in Shares)									7,500,000
Shares issued price per shares (in Dollars per share)														$ 10				$ 10
Gross proceeds									$ 75,000,000									$ 75,000,000
Exercised shares (in Shares)						227,686
Sale of stock units (in Shares)																		7,500,000		7,500,000
Sale of stock price per shares (in Dollars per share)														$ 10				$ 10		$ 10
Exercised shares																		$ 4,788,446
Underwriting fees																		1,545,537
Deferred underwriting fee payable														$ 538,219				538,219
Share price (in Dollars per share)																				$ 10
Net proceeds							$ 77,276,860
Offering cost																				$ 4,788,446
Underwriting fees																				1,545,537
Deferred underwriting fee payable.																				2,704,690
Other costs																				538,219
Sale of net proceeds																				$ 75,000,000
IPO [Member] | Common Stock [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Offering cost														$ 4,663,218				$ 4,663,218
IPO [Member] | Business Combination [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Shares issued price per shares (in Dollars per share)									$ 10
Private Placement [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Shares issued (in Shares)																				347,500
Shares issued price per shares (in Dollars per share)																				$ 10
Gross proceeds of private placement						$ 45,540	$ 45,540			$ 3,475,000
Sale of stock units (in Shares)						4,554	4,554			347,500
Sale of stock price per shares (in Dollars per share)						$ 10	$ 10			$ 10
Share price (in Dollars per share)																				$ 10
Over-Allotment Option [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Shares issued (in Shares)						227,686	227,686											1,125,000		1,125,000
Shares issued price per shares (in Dollars per share)						$ 10	$ 10
Gross proceeds						$ 2,276,860	$ 2,276,860
Gross proceeds of private placement						$ 259,136
Underwriters option period																		45 days
Exercised shares (in Shares)						227,686
Gross proceeds from option exercised						$ 2,276,860
Offering cost																													$ 125,228
Debt Facility [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Debt facility																						$ 6,200,000,000
Trust Account [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Share price (in Dollars per share)														$ 10				$ 10
Deposit into trust account				80,400,000
Trust Account [Member] | Common Stock [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Deposit into trust account				$ 37,800,000
Trust Account [Member] | June Extension [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Deposit into trust account	$ 24,280,000
Trust Account [Member] | Over-Allotment Option [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Gross proceeds						77,276,860
Sponsor [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Shares issued (in Shares)											2,156,250
Gross proceeds of private placement																		$ 3,475,000		$ 3,475,000
Sponsor [Member] | Private Placement [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Shares issued (in Shares)																		347,500
Shares issued price per shares (in Dollars per share)														$ 10				$ 10
Gross proceeds of private placement						$ 45,540		$ 3,475,000
Investor [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Shares issued (in Shares)																		337,500
Common Stock [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Number of issued per unit (in Shares)									1